Deferred Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Compensation Related Costs [Abstract]
Deferred Compensation

8. Deferred Compensation

Pursuant to an employment agreement, we have accrued incentive cash compensation for one of our founders totaling $80,662 as of March 31, 2022 and $100,828 as of December 31, 2021. During the three months ended March 31, 2022, we paid $20,166 in deferred incentive compensation, which amount was reflected as a reduction in our deferred compensation liability. We made no deferred incentive compensation payments during the three months ended March 31, 2021.

11. Deferred Compensation

Pursuant to an employment agreement, we have accrued incentive compensation totaling $100,828 as of December 31, 2021 and 2020 for one of our founders. We deferred these payment obligations until we reasonably believe we have sufficient cash to make those payments in cash. We made no deferred incentive compensation payments during 2021. Following the retirement of founder A. Michael Chretien on December 8, 2017, we made bi-weekly payments until his deferred compensation had been fully paid, which occurred in May 2020. During the years ended December 31, 2021 and 2020, we paid $0 and $16,338, respectively, in deferred incentive compensation, which amounts were reflected as a reduction in our deferred compensation liability.